Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

10.    Property and equipment

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2020
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 1 January 2020, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781
Additions	9,220	28,207	10,704	2,138	207,133	257,402
Acquisition of a subsidiary (Note23)	2,959	2,303	157	—	—	5,419
Transfers	6,007	1,000	10	42	(7,059)	—
Disposals	(797)	(1,023)	(562)	(14)	(368)	(2,764)
Disposal of subsidiaries	—	(429)	(16)	(14)	—	(459)
Depreciation	(126,513)	(49,865)	(23,910)	(7,187)	—	(207,475)
At 31 December 2020, net of accumulated depreciation	1,405,036	338,420	41,360	14,658	215,430	2,014,904

At 31 December 2020
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,533,894	388,659	65,961	21,988	215,430	2,225,932
Accumulated depreciation after the Closing Date	(128,858)	(50,239)	(24,601)	(7,330)	—	(211,028)

Net carrying amount	1,405,036	338,420	41,360	14,658	215,430	2,014,904

	Leasehold	Medical	Office	Furniture and
	improvements	equipment	equipment	vehicles	CIP	Total
At 1 January 2019
(Predecessor)
Cost	1,434,467	615,530	96,493	31,882	394,405	2,572,777
Accumulated depreciation	(378,094)	(225,699)	(55,778)	(18,281)	—	(677,852)

Net carrying amount	1,056,373	389,831	40,715	13,601	394,405	1,894,925

At 31 December 2018 and 1 January 2019, net of accumulated depreciation	1,056,373	389,831	40,715	13,601	394,405	1,894,925
Additions	18,030	77,495	18,835	955	68,646	183,961
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014	7,617	—	(374)	—	—	7,243
Fair value adjustment arising from the Business Combination	91,610	(47,632)	13,952	6,669	—	64,599
Transfers	443,089	42	1,038	3,158	(447,327)	—
Disposals	(343)	(1,594)	(443)	(18)	—	(2,398)
Depreciation	(102,216)	(59,915)	(18,746)	(4,672)	—	(185,549)
At 31 December 2019, net of accumulated depreciation	1,514,160	358,227	54,977	19,693	15,724	1,962,781

At 31 December 2019
(Successor)
Cost, net of accumulated depreciation prior to the Closing Date	1,518,694	359,540	56,087	20,012	15,724	1,970,057
Accumulated depreciation after the Closing Date	(4,534)	(1,313)	(1,110)	(319)	—	(7,276)

Net carrying amount	1,514,160	358,227	54,977	19,693	15,724	1,962,781

Interest expenses arising from borrowings attributable to the construction of healthcare facility leasehold improvements capitalized during 2020 Successor Period was RMB1,274 and was included in additions to CIP. The rate used to determine the amount of borrowing costs eligible for capitalization was 6.36%, which was the EIR of the specific borrowing. There was no interest expense capitalized during other periods presented.

Impairment testing of property and equipment

When any indicators of impairment are identified, property and equipment are reviewed for impairment based on each CGU. The CGU is assessed at hospitals and clinics level. The carrying values of these CGUs were compared to the recoverable amounts of the CGUs, which were based predominantly on value in use. Value in use calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Other key assumptions applied in the impairment testing include the expected price of healthcare services, demand for the services, service costs and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopted a rate of 12.0% for impairment testing of property and equipment at both 31 December 2020 and 2019 that reflects specific risks related to the CGUs as discount rate.

There were two CGUs with indicators of impairment identified at the end of 2020 Successor Period. Based on the impairment assessments, management of the Group are of the view that there was no impairment during the periods presented.